4. Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Trade Receivables Tables
Trade receivables amount
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Trade receivables	¥27,994,442	¥30,119,358	$4,975,363
Less : Allowance for doubtful accounts	(2,811,934)	(3,682,874)	(608,367)
Trade receivables, net	¥25,182,508	¥26,436,484	$4,366,996

Allowance for doubtful accounts
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Balance at the beginning of the year	¥3,559,207	¥2,811,934	$464,498
Provision for the year	2,290,370	1,874,355	309,621
Write-offs	(3,037,643)	(1,003,415)	(165,752)
Balance at the end of the year	¥2,811,934	¥3,682,874	$608,367